Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Franklin U.S. Government Money Fund
Entity Central Index Key	0000038778
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class A
Trading Symbol	FMFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$51	0.50%
[1]
Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2026, the seven-day current yield for Class A shares of the Franklin U.S. Government Money Fund was 3.19% and the seven-day effective yield was 3.24%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high level of income provided by short-term interest rates, which remained elevated despite declining over the year. Performance was primarily influenced by changes in short-term interest rates, with no material market disruptions affecting the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 5,098,651,528
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 14,825,163
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$5,098,651,528
Total Number of Portfolio Holdings (reflects holdings of The U.S. Government Money Market Portfolio)	113
Total Administrative Fee Paid	$14,825,163

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class C
Trading Symbol	FTQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C1	$117	1.15%
[3]
Expenses Paid, Amount	$ 117	[3]
Expense Ratio, Percent	1.15%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2026, the seven-day current yield for Class C shares of the Franklin U.S. Government Money Fund was 2.54% and the seven-day effective yield was 2.57%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high level of income provided by short-term interest rates, which remained elevated despite declining over the year. Performance was primarily influenced by changes in short-term interest rates, with no material market disruptions affecting the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 5,098,651,528
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 14,825,163
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$5,098,651,528
Total Number of Portfolio Holdings (reflects holdings of The U.S. Government Money Market Portfolio)	113
Total Administrative Fee Paid	$14,825,163

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class R
Trading Symbol	FRQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R1	$102	1.01%
[5]
Expenses Paid, Amount	$ 102	[5]
Expense Ratio, Percent	1.01%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2026, the seven-day current yield for Class R shares of the Franklin U.S. Government Money Fund was 2.69% and the seven-day effective yield was 2.72%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high level of income provided by short-term interest rates, which remained elevated despite declining over the year. Performance was primarily influenced by changes in short-term interest rates, with no material market disruptions affecting the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 5,098,651,528
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 14,825,163
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$5,098,651,528
Total Number of Portfolio Holdings (reflects holdings of The U.S. Government Money Market Portfolio)	113
Total Administrative Fee Paid	$14,825,163

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class R6
Trading Symbol	FRRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6[1]	$48	0.47%
[7],[8]
Expenses Paid, Amount	$ 48	[7]
Expense Ratio, Percent	0.47%	[7]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2026, the seven-day current yield for Class R6 shares of the Franklin U.S. Government Money Fund was 3.23% and the seven-day effective yield was 3.28%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high level of income provided by short-term interest rates, which remained elevated despite declining over the year. Performance was primarily influenced by changes in short-term interest rates, with no material market disruptions affecting the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 5,098,651,528
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 14,825,163
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$5,098,651,528
Total Number of Portfolio Holdings (reflects holdings of The U.S. Government Money Market Portfolio)	113
Total Administrative Fee Paid	$14,825,163

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class P1
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Government Money Fund
Class Name	Class P1
Trading Symbol	FVTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Government Money Fund for the period July 1, 2025, to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P1[1]	$62	0.61%
[10]
Expenses Paid, Amount	$ 62	[10]
Expense Ratio, Percent	0.61%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
As of June 30, 2026, the seven-day current yield for Class P1 shares of the Franklin U.S. Government Money Fund was 3.09% and the seven-day effective yield was 3.14%. The seven-day current yield represents net interest income generated by the Fund’s investments for the past seven days and assumes income is generated each week over a 365-day period. The seven-day effective yield assumes reinvestment of the coupon (interest payments) and will typically be slightly higher than the current yield because of the compounding effect on investment returns.
The Fund’s performance was mainly driven by the high level of income provided by short-term interest rates, which remained elevated despite declining over the year. Performance was primarily influenced by changes in short-term interest rates, with no material market disruptions affecting the Fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Updated Performance Information Location [Text Block]	For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/money-market-funds.
Net Assets	$ 5,098,651,528
Holdings Count | $ / shares	113
Advisory Fees Paid, Amount	$ 14,825,163
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$5,098,651,528
Total Number of Portfolio Holdings (reflects holdings of The U.S. Government Money Market Portfolio)	113
Total Administrative Fee Paid	$14,825,163

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of June 30, 2026) Portfolio Composition* (% of Total Investments)	[11]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[2]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[3]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[4]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[5]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[6]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[7]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[8]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]
*	Reflects holdings of The U.S. Government Money Market Portfolio.

[10]
1	The expense table reflects the expenses of both the feeder Fund and the master Fund.

[11]
*	Reflects holdings of The U.S. Government Money Market Portfolio.